Note 11 - Federal and State Income Taxes (Detail) - The Change in Deferred Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes	$ 4,534,601	$ 3,868,199	$ 2,449,249
	(2,684,367)	(3,952,046)	(1,256,004)
Due to Change in Deferred Income Taxes [Member]
Provision for income taxes	2,684,367	3,673,064	1,256,004
Statement of stockholders' equity- accumulated other comprehensive income,unrealized gains (losses) on securities available for sale, net	(35,008)	2,510,006	348,376
As Reflected in Consolidated Financial Statements [Member]
	$ 2,649,359	$ 6,183,070	$ 1,604,380